Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment
	Land and buildings £ million		Plant and equipment £ million		Fixtures and fittings £ million		Returnable bottles and crates £ million		Under construction £ million		Total £ million
Cost
At 30 June 2016		1,483		3,783		122		516		310		6,214
Exchange differences		39		(12)		(1)		(14)		—		12
Additions		39		117		14		28		261		459
Disposals		(28)		(90)		(10)		(24)		(3)		(155)
Transfers		95		160		2		17		(274)		—

At 30 June 2017		1,628		3,958		127		523		294		6,530
Exchange differences		(36)		(73)		(6)		(9)		(7)		(131)
Sale of businesses		(2)		—		—		—		—		(2)
Additions		20		138		7		27		372		564
Disposals		(38)		(84)		(6)		(25)		(4)		(157)
Transfers		13		163		4		18		(223)		(25)

At 30 June 2018		1,585		4,102		126		534		432		6,779

Depreciation
At 30 June 2016		400		1,513		80		340		—		2,333
Exchange differences		3		(5)		—		(7)		—		(9)
Depreciation charge for the year		57		196		13		39		—		305
Disposals		(12)		(73)		(7)		(21)		—		(113)

At 30 June 2017		448		1,631		86		351		—		2,516
Exchange differences		(10)		(32)		(4)		(4)		—		(50)
Depreciation charge for the year		48		210		15		37		—		310
Exceptional impairment		—		26		—		9		—		35
Sale of businesses		(1)		—		—		—		—		(1)
Disposals		(18)		(74)		(6)		(22)		—		(120)

At 30 June 2018		467		1,761		91		371		—		2,690

Carrying amount
At 30 June 2018		1,118		2,341		35		163		432		4,089

At 30 June 2017		1,180		2,327		41		172		294		4,014

At 30 June 2016		1,083		2,270		42		176		310		3,881